July 27, 2007 Prospectus SUPPLEMENT

ING USA Annuity and Life Insurance Company ReliaStar Life Insurance Company of New York ING Life Insurance and Annuity Company

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

SUBSTITUTION NOTICE
On August 20, 2007, in accordance with an order of approval and exemption by the Securities and
Exchange Commission (SEC), the above-named companies will effect the following fund substitution:

Replaced Fund	Substitute Fund

Franklin Templeton VIP Mutual Shares	ING Franklin Mutual Shares Portfolio –
Securities Fund – Class 2	Service Class

Subaccounts of the following separate accounts invest in the Replaced Fund:

Variable Annuity Account B of ING Life Insurance and	Separate Account EQ of ING USA Annuity and Life
Annuity Company	Insurance Company
Separate Account B of ING USA Annuity and Life	ReliaStar Life Insurance Company of New York Separate
Insurance Company	Account NY-B

Important information about the substitution:

·	Prior to the effective date of this substitution and for 30 days thereafter, we will not impose restrictions or fees on transfers from the Replaced Fund (other than restrictions related to frequent or disruptive transfers).

·	On the effective date of this substitution, all amounts you have allocated to the subaccount investing in the Replaced Fund will automatically be reallocated to the corresponding Substitute Fund.
Thereafter, all future allocations directed to the subaccount that invested in the Replaced Fund will be automatically allocated to the Substitute Fund.

·	You will not incur any fees or charges, or any tax liability, because of the substitution, and your account value immediately before this substitution will equal your account value immediately after this substitution.

·	The total expenses are equal for the Substitute Fund and the Replaced Fund.

·	The investment objective and policy is the same for the Substitute Fund and the Replaced Fund.

·	You should have received a prospectus for the Substitute Fund. If you have not received one, or if you need another copy, please contact our Customer Service Center at 1-800-366-0066.

·	After the August 20, 2007 effective date of this substitution, the subaccount investing in the Replaced
Fund will no longer be available.

144958-INGUSA-EQ-RLNY-ILIAC	08/20/07